Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes at statutory rate	$ 0	$ 0	$ 0
Effect of change on uncertain tax positions relating to prior year	(5)	28	0
Effect of unremitted earnings of subsidiaries	3	(4)	38
Effect of taxable income in various countries	68	175	170
Total tax expense	$ 66	$ 199	$ 208